Supplement to the
Fidelity Freedom K® Funds
May 30, 2013
Prospectus

Strategic Advisers may modify the target asset allocation strategy for the Fidelity Freedom K Funds and modify the selection of underlying Fidelity funds for any Fidelity Freedom K Fund from time to time. Fidelity® Series 1000 Value Index Fund, Fidelity® Series Blue Chip Growth Fund, Fidelity Series Growth Company Fund, and Fidelity Series Small Cap Discovery Fund have been added to the selection of underlying funds. Each Fidelity Freedom K Fund is expected to cease its investments in Fidelity Blue Chip Growth Fund, Fidelity Growth Company Fund, Fidelity Series Large Cap Value Fund, Fidelity Small Cap Growth Fund, and Fidelity Small Cap Value Fund over time. Effective August 1, 2013, Fidelity Series Mega Cap Fund revised its investment objective to seek a high total return through a combination of current income and capital appreciation and eliminated its current policy to invest at least 80% of its assets in common stocks of companies with mega market capitalizations. In addition to other related policy changes, the fund also changed its name to "Fidelity Series Growth & Income Fund." Effective on or about January 1, 2014, a new target asset allocation strategy for the Fidelity Freedom K Funds will take effect. On or about September 26, 2013, Strategic Advisers began transitioning fund assets to achieve the desired target allocations. The modified asset allocation strategy is expected to result in changes to acquired fund fees and expenses reflected in each fund's fee table, which have been updated accordingly in the fee tables below. Commensurate with this change, on or about January 1, 2014, after the modified asset allocation strategy has been fully implemented, Strategic Advisers will replace the MSCI EAFE Index with the MSCI ACWI ex US Index as a component of each fund's composite benchmark.

The following information replaces similar information for Fidelity Freedom K Income Fund found in the "Fund Summary" section beginning on page 3 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Acquired fund fees and expensesA	0.40%
Total annual fund operating expensesB	0.45%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 46
3 years	$ 144
5 years	$ 252
10 years	$ 567

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to a stable target asset allocation of approximately:

FF-K-13-06  November 7, 2013
1.900382.116

The following information replaces similar information for Fidelity Freedom K 2000 Fund found in the "Fund Summary" section beginning on page 6 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Acquired fund fees and expensesA	0.40%
Total annual fund operating expensesB	0.45%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 46
3 years	$ 144
5 years	$ 252
10 years	$ 567

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2000).

The following information replaces similar information for Fidelity Freedom K 2005 Fund found in the "Fund Summary" section beginning on page 9 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Acquired fund fees and expensesA	0.45%
Total annual fund operating expensesB	0.50%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 51
3 years	$ 160
5 years	$ 280
10 years	$ 628

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2005).

The following information replaces similar information for Fidelity Freedom K 2010 Fund found in the "Fund Summary" section beginning on page 12 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Acquired fund fees and expensesA	0.49%
Total annual fund operating expensesB	0.54%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 55
3 years	$ 173
5 years	$ 302
10 years	$ 677

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2010).

The following information replaces similar information for Fidelity Freedom K 2015 Fund found in the "Fund Summary" section beginning on page 16 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Acquired fund fees and expensesA	0.52%
Total annual fund operating expensesB	0.57%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 58
3 years	$ 183
5 years	$ 318
10 years	$ 714

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2015).

The following information replaces similar information for Fidelity Freedom K 2020 Fund found in the "Fund Summary" section beginning on page 20 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Acquired fund fees and expensesA	0.54%
Total annual fund operating expensesB	0.59%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 60
3 years	$ 189
5 years	$ 329
10 years	$ 738

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2020).

The following information replaces similar information for Fidelity Freedom K 2025 Fund found in the "Fund Summary" section beginning on page 23 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Acquired fund fees and expensesA	0.57%
Total annual fund operating expensesB	0.62%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 63
3 years	$ 199
5 years	$ 346
10 years	$ 774

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2025).

The following information replaces similar information for Fidelity Freedom K 2030 Fund found in the "Fund Summary" section beginning on page 26 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Acquired fund fees and expensesA	0.62%
Total annual fund operating expensesB	0.67%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 68
3 years	$ 214
5 years	$ 373
10 years	$ 835

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2030).

The following information replaces similar information for Fidelity Freedom K 2035 Fund found in the "Fund Summary" section beginning on page 29 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Acquired fund fees and expensesA	0.63%
Total annual fund operating expensesB	0.68%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 69
3 years	$ 218
5 years	$ 379
10 years	$ 847

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2035).

The following information replaces similar information for Fidelity Freedom K 2040 Fund found in the "Fund Summary" section beginning on page 33 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Acquired fund fees and expensesA	0.63%
Total annual fund operating expensesB	0.68%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 69
3 years	$ 218
5 years	$ 379
10 years	$ 847

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2040).

The following information replaces similar information for Fidelity Freedom K 2045 Fund found in the "Fund Summary" section beginning on page 36 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Acquired fund fees and expensesA	0.64%
Total annual fund operating expensesB	0.69%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 70
3 years	$ 221
5 years	$ 384
10 years	$ 859

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2045).

The following information replaces similar information for Fidelity Freedom K 2050 Fund found in the "Fund Summary" section beginning on page 39 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Acquired fund fees and expensesA	0.64%
Total annual fund operating expensesB	0.69%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 70
3 years	$ 221
5 years	$ 384
10 years	$ 859

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2050).

The following information replaces similar information for Fidelity Freedom K 2055 Fund found in the "Fund Summary" section beginning on page 42 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Acquired fund fees and expensesA	0.64%
Total annual fund operating expensesB	0.69%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 70
3 years	$ 221
5 years	$ 384
10 years	$ 859

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2055).

The following disclosure replaces similar disclosure found in the "Investment Details" section under the heading "Principal Investment Strategies" on page 45.

The following table contains guidelines designed to help investors select an appropriate Fidelity Freedom K® Fund. The guidelines are based on the year in which the investor anticipates his or her retirement to begin and assume a retirement age of 67 and that the investor will withdraw the value of his or her account in the fund gradually after retirement.

Retirement Year	Fund
Retired before 1998	Fidelity Freedom K® Income Fund
1998 - 2002	Fidelity Freedom K® 2000 Fund
2003 - 2007	Fidelity Freedom K® 2005 Fund
2008 - 2012	Fidelity Freedom K® 2010 Fund
2013 - 2017	Fidelity Freedom K® 2015 Fund
2018 - 2022	Fidelity Freedom K® 2020 Fund
2023 - 2027	Fidelity Freedom K® 2025 Fund
2028 - 2032	Fidelity Freedom K® 2030 Fund
2033 - 2037	Fidelity Freedom K® 2035 Fund
2038 - 2042	Fidelity Freedom K® 2040 Fund
2043 - 2047	Fidelity Freedom K® 2045 Fund
2048 - 2052	Fidelity Freedom K® 2050 Fund
2053 - 2057	Fidelity Freedom K® 2055 Fund

The following disclosure replaces similar disclosure found in the "Investment Details" section under the heading "Principal Investment Strategies" on page 47.

The following chart illustrates how each Fidelity Freedom K® Fund's approximate asset allocation among domestic equity funds, international equity funds, bond funds, and short-term funds is expected to change over time. The Fidelity Freedom K® Funds' actual target asset allocations may differ from this illustration.

When the target asset allocation of a Fidelity Freedom K® Fund with a target retirement date matches Fidelity Freedom K® Income Fund's target asset allocation (approximately 10 to 17 years after the fund's retirement date), the Board of Trustees may combine the fund with Fidelity Freedom K® Income Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom K® Income Fund.

The following disclosure supplements the similar disclosure found in the "Investment Details" section under the heading "Domestic Equity Funds" beginning on page 47.

Fidelity Series 1000 Value Index Fund seeks to provide investment results that correspond to the total return of stocks of large capitalization United States companies.

Geode normally invests at least 80% of the fund's assets in common stocks included in the Russell 1000® Value Index. The Russell 1000 Value Index is a market capitalization-weighted index of those stocks of the 1,000 largest U.S. domiciled companies that exhibit value-oriented characteristics.

Companies with value characteristics tend to be companies with lower than average price/book (P/B), price/sales (P/S), or price/earnings (P/E) ratios. The stocks of these companies are often called "value" stocks.

A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. Companies whose capitalization falls below this level after purchase continue to be considered to have a large market capitalization. The size of the companies in an index changes with market conditions and the composition of the index.

The fund may not always hold all of the same securities as the Russell 1000 Value Index. Geode may use statistical sampling techniques to attempt to replicate the returns of the Russell 1000 Value Index. Statistical sampling techniques attempt to match the investment characteristics of the index and the fund by taking into account such factors as capitalization, industry exposures, dividend yield, P/E ratio, P/B ratio, and earnings growth.

The fund may not track the index perfectly because differences between the index and the fund's portfolio can cause differences in performance. In addition, expenses and transaction costs, the size and frequency of cash flows into and out of the fund, and differences between how and when the fund and the index are valued can cause differences in performance.

The fund may lend securities to broker-dealers or other institutions to earn income.

In addition to the principal investment strategies discussed above, Geode may also use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If Geode's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Series Blue Chip Growth Fund seeks growth of capital over the long term.

The Adviser normally invests the fund's assets primarily in common stocks of well-known and established companies.

The Adviser normally invests at least 80% of the fund's assets in blue chip companies. Blue chip companies include companies whose stock is included in the S&P 500® Index or the DJIASM, and companies with market capitalizations of at least $1 billion if not included in either index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment.

The Adviser invests the fund's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

The Adviser may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, the Adviser may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Series Growth Company Fund seeks capital appreciation.

The Adviser normally invests the fund's assets primarily in common stocks.

The Adviser invests the fund's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue.

Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

The Adviser may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, the Adviser may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

Fidelity® Series Small Cap Discovery Fund seeks long-term growth of capital.

The Adviser normally invests the fund's assets primarily in common stocks.

The Adviser normally invests at least 80% of the fund's assets in securities of companies with small market capitalizations. Although a universal definition of small market capitalization companies does not exist, for purposes of this fund, the Adviser generally defines small market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000® Index or the S&P SmallCap 600® Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. The size of the companies in each index changes with market conditions and the composition of the index.

The Adviser may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

The Adviser is not constrained by any particular investment style. At any given time, the Adviser may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, the Adviser may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

The following disclosure supplements the existing disclosure for Fidelity Series Equity-Income Fund found in the "Investment Details" section under the heading "Domestic Equity Funds" on page 49.

FMR may also use covered call options as tools in managing the fund's assets. By writing covered call options, FMR sells the option to buy a security held by the fund at a specified price in exchange for a premium.

The following disclosure replaces the similar disclosure for Fidelity Series Mega Cap Fund found in the "Investment Details" section under the heading "Domestic Equity Funds" beginning on page 50.

Fidelity Series Growth & Income Fund seeks high total return through a combination of current income and capital appreciation.

FMR normally invests a majority of the fund's assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the fund's assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Supplement to the
Fidelity Freedom® Funds
May 30, 2013
Prospectus

Strategic Advisers may modify the target asset allocation strategy for the Fidelity Freedom Funds and modify the selection of underlying Fidelity funds for any Fidelity Freedom Fund from time to time. Fidelity® Series 1000 Value Index Fund, Fidelity Series Blue Chip Growth Fund, Fidelity Series Growth Company Fund, and Fidelity Series Small Cap Discovery Fund have been added to the selection of underlying funds. Each Fidelity Freedom Fund is expected to cease its investments in Fidelity Blue Chip Growth Fund, Fidelity Growth Company Fund, Fidelity Series Large Cap Value Fund, Fidelity Small Cap Growth Fund, and Fidelity Small Cap Value Fund over time. Effective August 1, 2013, Fidelity Series Mega Cap Fund revised its investment objective to seek a high total return through a combination of current income and capital appreciation and eliminated its current policy to invest at least 80% of its assets in common stocks of companies with mega market capitalizations. In addition to other related policy changes, the fund also changed its name to "Fidelity Series Growth & Income Fund." Effective on or about January 1, 2014, a new target asset allocation strategy for the Fidelity Freedom Funds will take effect. On or about September 26, 2013, Strategic Advisers began transitioning fund assets to achieve the desired target allocations. The modified asset allocation strategy is expected to result in changes to acquired fund fees and expenses reflected in each fund's fee table, which have been updated accordingly in the fee tables below. Commensurate with this change, on or about January 1, 2014, after the modified asset allocation strategy has been fully implemented, Strategic Advisers will replace the MSCI EAFE Index with the MSCI ACWI ex US Index as a component of each fund's composite benchmark.

FF-13-06  November 7, 2013
1.708110.160

The following information replaces similar information for Fidelity Freedom Income Fund found in the "Fund Summary" section beginning on page 3 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.51%
Total annual fund operating expensesB	0.51%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 52
3 years	$ 164
5 years	$ 285
10 years	$ 640

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to a stable target asset allocation of approximately:

The following information replaces similar information for Fidelity Freedom 2000 Fund found in the "Fund Summary" section beginning on page 9 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.51%
Total annual fund operating expensesB	0.51%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 52
3 years	$ 164
5 years	$ 285
10 years	$ 640

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2000).

The following information replaces similar information for Fidelity Freedom 2005 Fund found in the "Fund Summary" section beginning on page 15 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.58%
Total annual fund operating expensesB	0.58%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 59
3 years	$ 186
5 years	$ 324
10 years	$ 726

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2005).

The following information replaces similar information for Fidelity Freedom 2010 Fund found in the "Fund Summary" section beginning on page 21 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.62%
Total annual fund operating expensesB	0.62%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 63
3 years	$ 199
5 years	$ 346
10 years	$ 774

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2010).

The following information replaces similar information for Fidelity Freedom 2015 Fund found in the "Fund Summary" section beginning on page 27 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.66%
Total annual fund operating expensesB	0.66%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 67
3 years	$ 211
5 years	$ 368
10 years	$ 822

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2015).

The following information replaces similar information for Fidelity Freedom 2020 Fund found in the "Fund Summary" section beginning on page 33 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.69%
Total annual fund operating expensesB	0.69%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 70
3 years	$ 221
5 years	$ 384
10 years	$ 859

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2020).

The following information replaces similar information for Fidelity Freedom 2025 Fund found in the "Fund Summary" section beginning on page 39 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.73%
Total annual fund operating expensesB	0.73%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 75
3 years	$ 233
5 years	$ 406
10 years	$ 906

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2025).

The following information replaces similar information for Fidelity Freedom 2030 Fund found in the "Fund Summary" section beginning on page 45 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.79%
Total annual fund operating expensesB	0.79%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 81
3 years	$ 252
5 years	$ 439
10 years	$ 978

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2030).

The following information replaces similar information for Fidelity Freedom 2035 Fund found in the "Fund Summary" section beginning on page 51 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.81%
Total annual fund operating expensesB	0.81%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 83
3 years	$ 259
5 years	$ 450
10 years	$ 1,002

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2035).

The following information replaces similar information for Fidelity Freedom 2040 Fund found in the "Fund Summary" section beginning on page 57 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.81%
Total annual fund operating expensesB	0.81%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 83
3 years	$ 259
5 years	$ 450
10 years	$ 1,002

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2040).

The following information replaces similar information for Fidelity Freedom 2045 Fund found in the "Fund Summary" section beginning on page 63 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.82%
Total annual fund operating expensesB	0.82%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 84
3 years	$ 262
5 years	$ 455
10 years	$ 1,014

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2045).

The following information replaces similar information for Fidelity Freedom 2050 Fund found in the "Fund Summary" section beginning on page 69 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.82%
Total annual fund operating expensesB	0.82%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 84
3 years	$ 262
5 years	$ 455
10 years	$ 1,014

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2050).

The following information replaces similar information for Fidelity Freedom 2055 Fund found in the "Fund Summary" section beginning on page 75 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.82%
Total annual fund operating expensesB	0.82%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 84
3 years	$ 262
5 years	$ 455
10 years	$ 1,014

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2055).

The following disclosure replaces similar disclosure found in the "Investment Details" section under the heading "Principal Investment Strategies" on page 82.

The following table contains guidelines designed to help investors select an appropriate Fidelity Freedom Fund. The guidelines are based on the year in which the investor anticipates his or her retirement to begin and assume a retirement age of 67 and that the investor will withdraw the value of his or her account in the fund gradually after retirement.

Retirement Year	Fund
Retired before 1998	Fidelity Freedom Income Fund
1998 - 2002	Fidelity Freedom 2000 Fund
2003 - 2007	Fidelity Freedom 2005 Fund
2008 - 2012	Fidelity Freedom 2010 Fund
2013 - 2017	Fidelity Freedom 2015 Fund
2018 - 2022	Fidelity Freedom 2020 Fund
2023 - 2027	Fidelity Freedom 2025 Fund
2028 - 2032	Fidelity Freedom 2030 Fund
2033 - 2037	Fidelity Freedom 2035 Fund
2038 - 2042	Fidelity Freedom 2040 Fund
2043 - 2047	Fidelity Freedom 2045 Fund
2048 - 2052	Fidelity Freedom 2050 Fund
2053 - 2057	Fidelity Freedom 2055 Fund

The following disclosure replaces similar disclosure found in the "Investment Details" section under the heading "Principal Investment Strategies" on page 86.

The following chart illustrates how each Fidelity Freedom Fund's approximate asset allocation among domestic equity funds, international equity funds, bond funds, and short-term funds is expected to change over time. The Fidelity Freedom Funds' actual target asset allocations may differ from this illustration.

When the target asset allocation of a Fidelity Freedom Fund with a target retirement date matches Fidelity Freedom Income Fund's target asset allocation (approximately 10 to 17 years after the fund's retirement date), the Board of Trustees may combine the fund with Fidelity Freedom Income Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom Income Fund.

The following disclosure supplements the similar disclosure found in the "Investment Details" section under the heading "Domestic Equity Funds" beginning on page 87.

Fidelity Series 1000 Value Index Fund seeks to provide investment results that correspond to the total return of stocks of large capitalization United States companies.

Geode normally invests at least 80% of the fund's assets in common stocks included in the Russell 1000® Value Index. The Russell 1000 Value Index is a market capitalization-weighted index of those stocks of the 1,000 largest U.S. domiciled companies that exhibit value-oriented characteristics.

Companies with value characteristics tend to be companies with lower than average price/book (P/B), price/sales (P/S), or price/earnings (P/E) ratios. The stocks of these companies are often called "value" stocks.

A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. Companies whose capitalization falls below this level after purchase continue to be considered to have a large market capitalization. The size of the companies in an index changes with market conditions and the composition of the index.

The fund may not always hold all of the same securities as the Russell 1000 Value Index. Geode may use statistical sampling techniques to attempt to replicate the returns of the Russell 1000 Value Index. Statistical sampling techniques attempt to match the investment characteristics of the index and the fund by taking into account such factors as capitalization, industry exposures, dividend yield, P/E ratio, P/B ratio, and earnings growth.

The fund may not track the index perfectly because differences between the index and the fund's portfolio can cause differences in performance. In addition, expenses and transaction costs, the size and frequency of cash flows into and out of the fund, and differences between how and when the fund and the index are valued can cause differences in performance.

The fund may lend securities to broker-dealers or other institutions to earn income.

In addition to the principal investment strategies discussed above, Geode may also use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If Geode's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Series Blue Chip Growth Fund seeks growth of capital over the long term.

The Adviser normally invests the fund's assets primarily in common stocks of well-known and established companies.

The Adviser normally invests at least 80% of the fund's assets in blue chip companies. Blue chip companies include companies whose stock is included in the S&P 500® Index or the DJIASM, and companies with market capitalizations of at least $1 billion if not included in either index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment.

The Adviser invests the fund's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

The Adviser may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, the Adviser may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Series Growth Company Fund seeks capital appreciation.

The Adviser normally invests the fund's assets primarily in common stocks.

The Adviser invests the fund's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue.

Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

The Adviser may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, the Adviser may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

Fidelity® Series Small Cap Discovery Fund seeks long-term growth of capital.

The Adviser normally invests the fund's assets primarily in common stocks.

The Adviser normally invests at least 80% of the fund's assets in securities of companies with small market capitalizations. Although a universal definition of small market capitalization companies does not exist, for purposes of this fund, the Adviser generally defines small market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000® Index or the S&P SmallCap 600® Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. The size of the companies in each index changes with market conditions and the composition of the index.

The Adviser may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

The Adviser is not constrained by any particular investment style. At any given time, the Adviser may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, the Adviser may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

The following disclosure supplements the existing disclosure for Fidelity Series Equity-Income Fund found in the "Investment Details" section under the heading "Domestic Equity Funds" beginning on page 90.

FMR may also use covered call options as tools in managing the fund's assets. By writing covered call options, FMR sells the option to buy a security held by the fund at a specified price in exchange for a premium.

The following disclosure replaces the similar disclosure for Fidelity Series Mega Cap Fund found in the "Investment Details" section under the heading "Domestic Equity Funds" beginning on page 92.

Fidelity Series Growth & Income Fund seeks high total return through a combination of current income and capital appreciation.

FMR normally invests a majority of the fund's assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the fund's assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Supplement to the
Fidelity Freedom® Funds
May 30, 2013
Prospectus

Strategic Advisers may modify the target asset allocation strategy for the Fidelity Freedom Funds and modify the selection of underlying Fidelity funds for any Fidelity Freedom Fund from time to time. Fidelity® Series 1000 Value Index Fund, Fidelity Series Blue Chip Growth Fund, Fidelity Series Growth Company Fund, and Fidelity Series Small Cap Discovery Fund have been added to the selection of underlying funds. Each Fidelity Freedom Fund is expected to cease its investments in Fidelity Blue Chip Growth Fund, Fidelity Growth Company Fund, Fidelity Series Large Cap Value Fund, Fidelity Small Cap Growth Fund, and Fidelity Small Cap Value Fund over time. Effective August 1, 2013, Fidelity Series Mega Cap Fund revised its investment objective to seek a high total return through a combination of current income and capital appreciation and eliminated its current policy to invest at least 80% of its assets in common stocks of companies with mega market capitalizations. In addition to other related policy changes, the fund also changed its name to "Fidelity Series Growth & Income Fund." Effective on or about January 1, 2014, a new target asset allocation strategy for the Fidelity Freedom Funds will take effect. On or about September 26, 2013, Strategic Advisers began transitioning fund assets to achieve the desired target allocations. The modified asset allocation strategy is expected to result in changes to acquired fund fees and expenses reflected in each fund's fee table, which have been updated accordingly in the fee tables below. Commensurate with this change, on or about January 1, 2014, after the modified asset allocation strategy has been fully implemented, Strategic Advisers will replace the MSCI EAFE Index with the MSCI ACWI ex US Index as a component of each fund's composite benchmark.

The following information replaces similar information for Fidelity Freedom Income Fund found in the "Fund Summary" section beginning on page 3 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.51%
Total annual fund operating expensesB	0.51%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 52
3 years	$ 164
5 years	$ 285
10 years	$ 640

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to a stable target asset allocation of approximately:

FF-13-06L  November 7, 2013
1.808379.130

The following information replaces similar information for Fidelity Freedom 2000 Fund found in the "Fund Summary" section beginning on page 6 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.51%
Total annual fund operating expensesB	0.51%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 52
3 years	$ 164
5 years	$ 285
10 years	$ 640

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2000).

The following information replaces similar information for Fidelity Freedom 2005 Fund found in the "Fund Summary" section beginning on page 9 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.58%
Total annual fund operating expensesB	0.58%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 59
3 years	$ 186
5 years	$ 324
10 years	$ 726

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2005).

The following information replaces similar information for Fidelity Freedom 2010 Fund found in the "Fund Summary" section beginning on page 12 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.62%
Total annual fund operating expensesB	0.62%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 63
3 years	$ 199
5 years	$ 346
10 years	$ 774

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2010).

The following information replaces similar information for Fidelity Freedom 2015 Fund found in the "Fund Summary" section beginning on page 16 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.66%
Total annual fund operating expensesB	0.66%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 67
3 years	$ 211
5 years	$ 368
10 years	$ 822

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2015).

The following information replaces similar information for Fidelity Freedom 2020 Fund found in the "Fund Summary" section beginning on page 19 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.69%
Total annual fund operating expensesB	0.69%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 70
3 years	$ 221
5 years	$ 384
10 years	$ 859

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2020).

The following information replaces similar information for Fidelity Freedom 2025 Fund found in the "Fund Summary" section beginning on page 22 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.73%
Total annual fund operating expensesB	0.73%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 75
3 years	$ 233
5 years	$ 406
10 years	$ 906

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2025).

The following information replaces similar information for Fidelity Freedom 2030 Fund found in the "Fund Summary" section beginning on page 25 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.79%
Total annual fund operating expensesB	0.79%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 81
3 years	$ 252
5 years	$ 439
10 years	$ 978

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2030).

The following information replaces similar information for Fidelity Freedom 2035 Fund found in the "Fund Summary" section beginning on page 28 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.81%
Total annual fund operating expensesB	0.81%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 83
3 years	$ 259
5 years	$ 450
10 years	$ 1,002

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2035).

The following information replaces similar information for Fidelity Freedom 2040 Fund found in the "Fund Summary" section beginning on page 31 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.81%
Total annual fund operating expensesB	0.81%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 83
3 years	$ 259
5 years	$ 450
10 years	$ 1,002

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2040).

The following information replaces similar information for Fidelity Freedom 2045 Fund found in the "Fund Summary" section beginning on page 34 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.82%
Total annual fund operating expensesB	0.82%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 84
3 years	$ 262
5 years	$ 455
10 years	$ 1,014

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2045).

The following information replaces similar information for Fidelity Freedom 2050 Fund found in the "Fund Summary" section beginning on page 37 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.82%
Total annual fund operating expensesB	0.82%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 84
3 years	$ 262
5 years	$ 455
10 years	$ 1,014

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2050).

The following information replaces similar information for Fidelity Freedom 2055 Fund found in the "Fund Summary" section beginning on page 40 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.82%
Total annual fund operating expensesB	0.82%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 84
3 years	$ 262
5 years	$ 455
10 years	$ 1,014

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2055).

The following disclosure replaces similar disclosure found in the "Investment Details" section under the heading "Principal Investment Strategies" on page 43.

The following table contains guidelines designed to help investors select an appropriate Fidelity Freedom Fund. The guidelines are based on the year in which the investor anticipates his or her retirement to begin and assume a retirement age of 67 and that the investor will withdraw the value of his or her account in the fund gradually after retirement.

Retirement Year	Fund
Retired before 1998	Fidelity Freedom Income Fund
1998 - 2002	Fidelity Freedom 2000 Fund
2003 - 2007	Fidelity Freedom 2005 Fund
2008 - 2012	Fidelity Freedom 2010 Fund
2013 - 2017	Fidelity Freedom 2015 Fund
2018 - 2022	Fidelity Freedom 2020 Fund
2023 - 2027	Fidelity Freedom 2025 Fund
2028 - 2032	Fidelity Freedom 2030 Fund
2033 - 2037	Fidelity Freedom 2035 Fund
2038 - 2042	Fidelity Freedom 2040 Fund
2043 - 2047	Fidelity Freedom 2045 Fund
2048 - 2052	Fidelity Freedom 2050 Fund
2053 - 2057	Fidelity Freedom 2055 Fund

The following disclosure replaces similar disclosure found in the "Investment Details" section under the heading "Principal Investment Strategies" on page 45.

The following chart illustrates how each Fidelity Freedom Fund's approximate asset allocation among domestic equity funds, international equity funds, bond funds, and short-term funds is expected to change over time. The Fidelity Freedom Funds' actual target asset allocations may differ from this illustration.

When the target asset allocation of a Fidelity Freedom Fund with a target retirement date matches Fidelity Freedom Income Fund's target asset allocation (approximately 10 to 17 years after the fund's retirement date), the Board of Trustees may combine the fund with Fidelity Freedom Income Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom Income Fund.

The following disclosure supplements the similar disclosure found in the "Investment Details" section under the heading "Domestic Equity Funds" beginning on page 45.

Fidelity Series 1000 Value Index Fund seeks to provide investment results that correspond to the total return of stocks of large capitalization United States companies.

Geode normally invests at least 80% of the fund's assets in common stocks included in the Russell 1000® Value Index. The Russell 1000 Value Index is a market capitalization-weighted index of those stocks of the 1,000 largest U.S. domiciled companies that exhibit value-oriented characteristics.

Companies with value characteristics tend to be companies with lower than average price/book (P/B), price/sales (P/S), or price/earnings (P/E) ratios. The stocks of these companies are often called "value" stocks.

A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. Companies whose capitalization falls below this level after purchase continue to be considered to have a large market capitalization. The size of the companies in an index changes with market conditions and the composition of the index.

The fund may not always hold all of the same securities as the Russell 1000 Value Index. Geode may use statistical sampling techniques to attempt to replicate the returns of the Russell 1000 Value Index. Statistical sampling techniques attempt to match the investment characteristics of the index and the fund by taking into account such factors as capitalization, industry exposures, dividend yield, P/E ratio, P/B ratio, and earnings growth.

The fund may not track the index perfectly because differences between the index and the fund's portfolio can cause differences in performance. In addition, expenses and transaction costs, the size and frequency of cash flows into and out of the fund, and differences between how and when the fund and the index are valued can cause differences in performance.

The fund may lend securities to broker-dealers or other institutions to earn income.

In addition to the principal investment strategies discussed above, Geode may also use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If Geode's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Series Blue Chip Growth Fund seeks growth of capital over the long term.

The Adviser normally invests the fund's assets primarily in common stocks of well-known and established companies.

The Adviser normally invests at least 80% of the fund's assets in blue chip companies. Blue chip companies include companies whose stock is included in the S&P 500® Index or the DJIASM, and companies with market capitalizations of at least $1 billion if not included in either index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment.

The Adviser invests the fund's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

The Adviser may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, the Adviser may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Series Growth Company Fund seeks capital appreciation.

The Adviser normally invests the fund's assets primarily in common stocks.

The Adviser invests the fund's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue.

Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

The Adviser may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, the Adviser may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

Fidelity® Series Small Cap Discovery Fund seeks long-term growth of capital.

The Adviser normally invests the fund's assets primarily in common stocks.

The Adviser normally invests at least 80% of the fund's assets in securities of companies with small market capitalizations. Although a universal definition of small market capitalization companies does not exist, for purposes of this fund, the Adviser generally defines small market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000® Index or the S&P SmallCap 600® Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. The size of the companies in each index changes with market conditions and the composition of the index.

The Adviser may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

The Adviser is not constrained by any particular investment style. At any given time, the Adviser may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, the Adviser may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

The following disclosure supplements the existing disclosure for Fidelity Series Equity-Income Fund found in the "Investment Details" section under the heading "Domestic Equity Funds" beginning on page 47.

FMR may also use covered call options as tools in managing the fund's assets. By writing covered call options, FMR sells the option to buy a security held by the fund at a specified price in exchange for a premium.

The following disclosure replaces the similar disclosure for Fidelity Series Mega Cap Fund found in the "Investment Details" section under the heading "Domestic Equity Funds" beginning on page 48.

Fidelity Series Growth & Income Fund seeks high total return through a combination of current income and capital appreciation.

FMR normally invests a majority of the fund's assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the fund's assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Supplement to the
Fidelity Advisor Freedom Funds®
Class A, Class T, Class B, and Class C
May 30, 2013
Prospectus

Strategic Advisers may modify the target asset allocation strategy for the Fidelity Advisor Freedom Funds and modify the selection of underlying Fidelity funds for any Fidelity Advisor Freedom Fund from time to time. Fidelity Advisor® Series Growth Opportunities Fund, Fidelity Advisor Series Small Cap Fund, and Fidelity® Series 1000 Value Index Fund have been added to the selection of underlying funds. Each Fidelity Advisor Freedom Fund is expected to cease its investments in Fidelity Advisor Growth & Income Fund, Fidelity Advisor Large Cap Fund, Fidelity Advisor Small Cap Fund, and Fidelity Series Large Cap Value Fund over time. Effective August 1, 2013, Fidelity Advisor Series Mega Cap Fund revised its investment objective to seek a high total return through a combination of current income and capital appreciation and eliminated its current policy to invest at least 80% of its assets in common stocks of companies with mega market capitalizations. In addition to other related policy changes, the fund also changed its name to "Fidelity Advisor Series Growth & Income Fund." Effective on or about January 1, 2014, a new target asset allocation strategy for the Fidelity Advisor Freedom Funds will take effect. On or about September 26, 2013, Strategic Advisers began transitioning fund assets to achieve the desired target allocations. The modified asset allocation strategy is expected to result in changes to acquired fund fees and expenses reflected in each fund's fee table, which have been updated accordingly in the fee tables below. Commensurate with this change, on or about January 1, 2014, after the modified asset allocation strategy has been fully implemented, Strategic Advisers will replace the MSCI EAFE Index with the MSCI ACWI ex US Index as a component of each fund's composite benchmark.

The following information replaces similar information for Fidelity Advisor Freedom Income Fund found in the "Fund Summary" section beginning on page 3 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Class A

Class T

Class B

Class C

Management fee	None	None	None	None
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.00%	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.51%	0.51%	0.51%	0.51%
Total annual operating expensesB	0.76%	1.01%	1.51%	1.51%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Class A

Class T

Class B

Class C

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 648	$ 648	$ 449	$ 449	$ 654	$ 154	$ 254	$ 154
3 years	$ 804	$ 804	$ 660	$ 660	$ 777	$ 477	$ 477	$ 477
5 years	$ 973	$ 973	$ 888	$ 888	$ 1,024	$ 824	$ 824	$ 824
10 years	$ 1,463	$ 1,463	$ 1,543	$ 1,543	$ 1,504	$ 1,504	$ 1,802	$ 1,802

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to a stable target asset allocation of approximately:

AFF-13-06  November 7, 2013
1.790697.142

The following information replaces similar information for Fidelity Advisor Freedom 2005 Fund found in the "Fund Summary" section beginning on page 7 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Class A

Class T

Class B

Class C

Management fee	None	None	None	None
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.00%	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.58%	0.58%	0.58%	0.58%
Total annual operating expensesB	0.83%	1.08%	1.58%	1.58%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Class A

Class T

Class B

Class C

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 655	$ 655	$ 456	$ 456	$ 661	$ 161	$ 261	$ 161
3 years	$ 825	$ 825	$ 681	$ 681	$ 799	$ 499	$ 499	$ 499
5 years	$ 1,009	$ 1,009	$ 925	$ 925	$ 1,060	$ 860	$ 860	$ 860
10 years	$ 1,541	$ 1,541	$ 1,621	$ 1,621	$ 1,582	$ 1,582	$ 1,878	$ 1,878

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2005).

The following information replaces similar information for Fidelity Advisor Freedom 2010 Fund found in the "Fund Summary" section beginning on page 11 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Class A

Class T

Class B

Class C

Management fee	None	None	None	None
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.00%	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.62%	0.62%	0.62%	0.62%
Total annual operating expensesB	0.87%	1.12%	1.62%	1.62%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Class A

Class T

Class B

Class C

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 659	$ 659	$ 460	$ 460	$ 665	$ 165	$ 265	$ 165
3 years	$ 837	$ 837	$ 694	$ 694	$ 811	$ 511	$ 511	$ 511
5 years	$ 1,029	$ 1,029	$ 945	$ 945	$ 1,081	$ 881	$ 881	$ 881
10 years	$ 1,586	$ 1,586	$ 1,665	$ 1,665	$ 1,627	$ 1,627	$ 1,922	$ 1,922

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2010).

The following information replaces similar information for Fidelity Advisor Freedom 2015 Fund found in the "Fund Summary" section beginning on page 15 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Class A

Class T

Class B

Class C

Management fee	None	None	None	None
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.00%	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.66%	0.66%	0.66%	0.66%
Total annual operating expensesB	0.91%	1.16%	1.66%	1.66%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Class A

Class T

Class B

Class C

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 663	$ 663	$ 464	$ 464	$ 669	$ 169	$ 269	$ 169
3 years	$ 848	$ 848	$ 706	$ 706	$ 823	$ 523	$ 523	$ 523
5 years	$ 1,050	$ 1,050	$ 966	$ 966	$ 1,102	$ 902	$ 902	$ 902
10 years	$ 1,630	$ 1,630	$ 1,710	$ 1,710	$ 1,672	$ 1,672	$ 1,965	$ 1,965

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2015).

The following information replaces similar information for Fidelity Advisor Freedom 2020 Fund found in the "Fund Summary" section beginning on page 19 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Class A

Class T

Class B

Class C

Management fee	None	None	None	None
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.00%	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.69%	0.69%	0.69%	0.69%
Total annual operating expensesB	0.94%	1.19%	1.69%	1.69%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Class A

Class T

Class B

Class C

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 665	$ 665	$ 467	$ 467	$ 672	$ 172	$ 272	$ 172
3 years	$ 857	$ 857	$ 715	$ 715	$ 833	$ 533	$ 533	$ 533
5 years	$ 1,065	$ 1,065	$ 981	$ 981	$ 1,118	$ 918	$ 918	$ 918
10 years	$ 1,663	$ 1,663	$ 1,743	$ 1,743	$ 1,705	$ 1,705	$ 1,998	$ 1,998

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2020).

The following information replaces similar information for Fidelity Advisor Freedom 2025 Fund found in the "Fund Summary" section beginning on page 23 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Class A

Class T

Class B

Class C

Management fee	None	None	None	None
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.00%	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.73%	0.73%	0.73%	0.73%
Total annual operating expensesB	0.98%	1.23%	1.73%	1.73%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Class A

Class T

Class B

Class C

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 669	$ 669	$ 471	$ 471	$ 676	$ 176	$ 276	$ 176
3 years	$ 869	$ 869	$ 727	$ 727	$ 845	$ 545	$ 545	$ 545
5 years	$ 1,086	$ 1,086	$ 1,002	$ 1,002	$ 1,139	$ 939	$ 939	$ 939
10 years	$ 1,707	$ 1,707	$ 1,787	$ 1,787	$ 1,749	$ 1,749	$ 2,041	$ 2,041

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2025).

The following information replaces similar information for Fidelity Advisor Freedom 2030 Fund found in the "Fund Summary" section beginning on page 27 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Class A

Class T

Class B

Class C

Management fee	None	None	None	None
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.00%	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.78%	0.78%	0.78%	0.78%
Total annual operating expensesB	1.03%	1.28%	1.78%	1.78%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Class A

Class T

Class B

Class C

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 674	$ 674	$ 476	$ 476	$ 681	$ 181	$ 281	$ 181
3 years	$ 884	$ 884	$ 742	$ 742	$ 860	$ 560	$ 560	$ 560
5 years	$ 1,111	$ 1,111	$ 1,028	$ 1,028	$ 1,164	$ 964	$ 964	$ 964
10 years	$ 1,762	$ 1,762	$ 1,841	$ 1,841	$ 1,804	$ 1,804	$ 2,095	$ 2,095

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2030).

The following information replaces similar information for Fidelity Advisor Freedom 2035 Fund found in the "Fund Summary" section beginning on page 31 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Class A

Class T

Class B

Class C

Management fee	None	None	None	None
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.00%	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.80%	0.80%	0.80%	0.80%
Total annual operating expensesB	1.05%	1.30%	1.80%	1.80%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Class A

Class T

Class B

Class C

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 676	$ 676	$ 478	$ 478	$ 683	$ 183	$ 283	$ 183
3 years	$ 890	$ 890	$ 748	$ 748	$ 866	$ 566	$ 566	$ 566
5 years	$ 1,121	$ 1,121	$ 1,038	$ 1,038	$ 1,175	$ 975	$ 975	$ 975
10 years	$ 1,784	$ 1,784	$ 1,863	$ 1,863	$ 1,826	$ 1,826	$ 2,116	$ 2,116

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2035).

The following information replaces similar information for Fidelity Advisor Freedom 2040 Fund found in the "Fund Summary" section beginning on page 35 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Class A

Class T

Class B

Class C

Management fee	None	None	None	None
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.00%	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.80%	0.80%	0.80%	0.80%
Total annual operating expensesB	1.05%	1.30%	1.80%	1.80%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Class A

Class T

Class B

Class C

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 676	$ 676	$ 478	$ 478	$ 683	$ 183	$ 283	$ 183
3 years	$ 890	$ 890	$ 748	$ 748	$ 866	$ 566	$ 566	$ 566
5 years	$ 1,121	$ 1,121	$ 1,038	$ 1,038	$ 1,175	$ 975	$ 975	$ 975
10 years	$ 1,784	$ 1,784	$ 1,863	$ 1,863	$ 1,826	$ 1,826	$ 2,116	$ 2,116

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2040).

The following information replaces similar information for Fidelity Advisor Freedom 2045 Fund found in the "Fund Summary" section beginning on page 39 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Class A

Class T

Class B

Class C

Management fee	None	None	None	None
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.00%	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.81%	0.81%	0.81%	0.81%
Total annual operating expensesB	1.06%	1.31%	1.81%	1.81%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Class A

Class T

Class B

Class C

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 677	$ 677	$ 479	$ 479	$ 684	$ 184	$ 284	$ 184
3 years	$ 893	$ 893	$ 751	$ 751	$ 869	$ 569	$ 569	$ 569
5 years	$ 1,126	$ 1,126	$ 1,043	$ 1,043	$ 1,180	$ 980	$ 980	$ 980
10 years	$ 1,795	$ 1,795	$ 1,874	$ 1,874	$ 1,837	$ 1,837	$ 2,127	$ 2,127

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2045).

The following information replaces similar information for Fidelity Advisor Freedom 2050 Fund found in the "Fund Summary" section beginning on page 43 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Class A

Class T

Class B

Class C

Management fee	None	None	None	None
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.00%	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.81%	0.81%	0.81%	0.81%
Total annual operating expensesB	1.06%	1.31%	1.81%	1.81%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Class A

Class T

Class B

Class C

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 677	$ 677	$ 479	$ 479	$ 684	$ 184	$ 284	$ 184
3 years	$ 893	$ 893	$ 751	$ 751	$ 869	$ 569	$ 569	$ 569
5 years	$ 1,126	$ 1.126	$ 1,043	$ 1,043	$ 1,180	$ 980	$ 980	$ 980
10 years	$ 1,795	$ 1,795	$ 1,874	$ 1,874	$ 1,837	$ 1,837	$ 2,127	$ 2,127

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2050).

The following information replaces similar information for Fidelity Advisor Freedom 2055 Fund found in the "Fund Summary" section beginning on page 47 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Class A

Class T

Class C

Management fee	None	None	None
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%
Other expenses	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.81%	0.81%	0.81%
Total annual operating expensesB	1.06%	1.31%	1.81%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Class A

Class T

Class C

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 677	$ 677	$ 479	$ 479	$ 284	$ 184
3 years	$ 893	$ 893	$ 751	$ 751	$ 569	$ 569
5 years	$ 1,126	$ 1,126	$ 1,043	$ 1,043	$ 980	$ 980
10 years	$ 1,795	$ 1,795	$ 1,874	$ 1,874	$ 2,127	$ 2,127

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2055).

The following disclosure replaces similar disclosure found in the "Investment Details" section under the heading "Principal Investment Strategies" on page 51.

The following table contains guidelines designed to help investors select an appropriate Fidelity Advisor Freedom Fund. The guidelines are based on the year in which the investor anticipates his or her retirement to begin and assume a retirement age of 67 and that the investor will withdraw the value of his or her account in the fund gradually after retirement.

Retirement Year	Fund
Retired before 2003	Fidelity Advisor Freedom Income Fund
2003 - 2007	Fidelity Advisor Freedom 2005 Fund
2008 - 2012	Fidelity Advisor Freedom 2010 Fund
2013 - 2017	Fidelity Advisor Freedom 2015 Fund
2018 - 2022	Fidelity Advisor Freedom 2020 Fund
2023 - 2027	Fidelity Advisor Freedom 2025 Fund
2028 - 2032	Fidelity Advisor Freedom 2030 Fund
2033 - 2037	Fidelity Advisor Freedom 2035 Fund
2038 - 2042	Fidelity Advisor Freedom 2040 Fund
2043 - 2047	Fidelity Advisor Freedom 2045 Fund
2048 - 2052	Fidelity Advisor Freedom 2050 Fund
2053 - 2057	Fidelity Advisor Freedom 2055 Fund

The following disclosure replaces similar disclosure found in the "Investment Details" section under the heading "Principal Investment Strategies" on page 53.

The following chart illustrates how each Fidelity Advisor Freedom Fund's approximate asset allocation among domestic equity funds, international equity funds, bond funds, and short-term funds is expected to change over time. The Fidelity Advisor Freedom Funds' actual target asset allocations may differ from this illustration.

When the target asset allocation of a Fidelity Advisor Freedom Fund with a target retirement date matches Fidelity Advisor Freedom Income Fund's target asset allocation (approximately 10 to 17 years after the fund's retirement date), the Board of Trustees may combine the fund with Fidelity Advisor Freedom Income Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Advisor Freedom Income Fund.

The following disclosure supplements the similar disclosure found in the "Investment Details" section under the heading "Domestic Equity Funds" beginning on page 53.

Fidelity Advisor Series Growth Opportunities Fund seeks capital appreciation.

The Adviser normally invests the fund's assets primarily in common stocks.

The Adviser invests the fund's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

The Adviser may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, the Adviser may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Advisor Series Small Cap Fund seeks long-term growth of capital.

The Adviser normally invests the fund's assets primarily in common stocks.

The Adviser normally invests at least 80% of the fund's assets in securities of companies with small market capitalizations. Although a universal definition of small market capitalization companies does not exist, for purposes of this fund, the Adviser generally defines small market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000® Index or the S&P SmallCap 600® Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. The size of the companies in each index changes with market conditions and the composition of the index.

The Adviser may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

The Adviser is not constrained by any particular investment style. At any given time, the Adviser may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, the Adviser may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Series 1000 Value Index Fund seeks to provide investment results that correspond to the total return of stocks of large capitalization United States companies.

Geode normally invests at least 80% of the fund's assets in common stocks included in the Russell 1000® Value Index. The Russell 1000 Value Index is a market capitalization-weighted index of those stocks of the 1,000 largest U.S. domiciled companies that exhibit value-oriented characteristics.

Companies with value characteristics tend to be companies with lower than average price/book (P/B), price/sales (P/S), or price/earnings (P/E) ratios. The stocks of these companies are often called "value" stocks.

A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. Companies whose capitalization falls below this level after purchase continue to be considered to have a large market capitalization. The size of the companies in an index changes with market conditions and the composition of the index.

The fund may not always hold all of the same securities as the Russell 1000 Value Index. Geode may use statistical sampling techniques to attempt to replicate the returns of the Russell 1000 Value Index. Statistical sampling techniques attempt to match the investment characteristics of the index and the fund by taking into account such factors as capitalization, industry exposures, dividend yield, P/E ratio, P/B ratio, and earnings growth.

The fund may not track the index perfectly because differences between the index and the fund's portfolio can cause differences in performance. In addition, expenses and transaction costs, the size and frequency of cash flows into and out of the fund, and differences between how and when the fund and the index are valued can cause differences in performance.

The fund may lend securities to broker-dealers or other institutions to earn income.

In addition to the principal investment strategies discussed above, Geode may also use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If Geode's strategies do not work as intended, the fund may not achieve its objective.

The following disclosure supplements the existing disclosure for Fidelity Advisor Series Equity-Income Fund found in the "Investment Details" section under the heading "Domestic Equity Funds" on page 54.

FMR may also use covered call options as tools in managing the fund's assets. By writing covered call options, FMR sells the option to buy a security held by the fund at a specified price in exchange for a premium.

The following disclosure replaces the similar disclosure for Fidelity Advisor Series Mega Cap Fund found in the "Investment Details" section under the heading "Domestic Equity Funds" on page 55.

Fidelity Advisor Series Growth & Income Fund seeks high total return through a combination of current income and capital appreciation.

FMR normally invests a majority of the fund's assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the fund's assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Supplement to the
Fidelity Advisor Freedom Funds®
Institutional Class
May 30, 2013
Prospectus

Strategic Advisers may modify the target asset allocation strategy for the Fidelity Advisor Freedom Funds and modify the selection of underlying Fidelity funds for any Fidelity Advisor Freedom Fund from time to time. Fidelity Advisor® Series Growth Opportunities Fund, Fidelity Advisor® Series Small Cap Fund, and Fidelity® Series 1000 Value Index Fund have been added to the selection of underlying funds. Each Fidelity Advisor Freedom Fund is expected to cease its investments in Fidelity Advisor Growth & Income Fund, Fidelity Advisor Large Cap Fund, Fidelity Advisor Small Cap Fund, and Fidelity Series Large Cap Value Fund over time. Effective August 1, 2013, Fidelity Advisor Series Mega Cap Fund revised its investment objective to seek a high total return through a combination of current income and capital appreciation and eliminated its current policy to invest at least 80% of its assets in common stocks of companies with mega market capitalizations. In addition to other related policy changes, the fund also changed its name to "Fidelity Advisor Series Growth & Income Fund." Effective on or about January 1, 2014, a new target asset allocation strategy for the Fidelity Advisor Freedom Funds will take effect. On or about September 26, 2013, Strategic Advisers began transitioning fund assets to achieve the desired target allocations. The modified asset allocation strategy is expected to result in changes to acquired fund fees and expenses reflected in each fund's fee table, which have been updated accordingly in the fee tables below. Commensurate with this change, on or about January 1, 2014, after the modified asset allocation strategy has been fully implemented, Strategic Advisers will replace the MSCI EAFE Index with the MSCI ACWI ex US Index as a component of each fund's composite benchmark.

The following information replaces similar information for Fidelity Advisor Freedom Income Fund found in the "Fund Summary" section beginning on page 3 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.51%
Total annual operating expensesB	0.51%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 52
3 years	$ 164
5 years	$ 285
10 years	$ 640

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to a stable target asset allocation of approximately:

AFFI-13-06  November 7, 2013
1.790698.136

The following information replaces similar information for Fidelity Advisor Freedom 2005 Fund found in the "Fund Summary" section beginning on page 6 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.58%
Total annual operating expensesB	0.58%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 59
3 years	$ 186
5 years	$ 324
10 years	$ 726

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2005).

The following information replaces similar information for Fidelity Advisor Freedom 2010 Fund found in the "Fund Summary" section beginning on page 9 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.62%
Total annual operating expensesB	0.62%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 63
3 years	$ 199
5 years	$ 346
10 years	$ 774

Principal Investment Strategies

Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2010).

The following information replaces similar information for Fidelity Advisor Freedom 2015 Fund found in the "Fund Summary" section beginning on page 12 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.66%
Total annual operating expensesB	0.66%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 67
3 years	$ 211
5 years	$ 368
10 years	$ 822

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2015).

The following information replaces similar information for Fidelity Advisor Freedom 2020 Fund found in the "Fund Summary" section beginning on page 15 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.69%
Total annual operating expensesB	0.69%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 70
3 years	$ 221
5 years	$ 384
10 years	$ 859

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2020).

The following information replaces similar information for Fidelity Advisor Freedom 2025 Fund found in the "Fund Summary" section beginning on page 18 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.73%
Total annual operating expensesB	0.73%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 75
3 years	$ 233
5 years	$ 406
10 years	$ 906

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2025).

The following information replaces similar information for Fidelity Advisor Freedom 2030 Fund found in the "Fund Summary" section beginning on page 21 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.78%
Total annual operating expensesB	0.78%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 80
3 years	$ 249
5 years	$ 433
10 years	$ 966

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2030).

The following information replaces similar information for Fidelity Advisor Freedom 2035 Fund found in the "Fund Summary" section beginning on page 24 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.80%
Total annual operating expensesB	0.80%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 82
3 years	$ 255
5 years	$ 444
10 years	$ 990

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2035).

The following information replaces similar information for Fidelity Advisor Freedom 2040 Fund found in the "Fund Summary" section beginning on page 27 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.80%
Total annual operating expensesB	0.80%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 82
3 years	$ 255
5 years	$ 444
10 years	$ 990

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2040).

The following information replaces similar information for Fidelity Advisor Freedom 2045 Fund found in the "Fund Summary" section beginning on page 30 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.81%
Total annual operating expensesB	0.81%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 83
3 years	$ 259
5 years	$ 450
10 years	$ 1,002

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2045).

The following information replaces similar information for Fidelity Advisor Freedom 2050 Fund found in the "Fund Summary" section beginning on page 33 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.81%
Total annual operating expensesB	0.81%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 83
3 years	$ 259
5 years	$ 450
10 years	$ 1,002

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2050).

The following information replaces similar information for Fidelity Advisor Freedom 2055 Fund found in the "Fund Summary" section beginning on page 36 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.81%
Total annual operating expensesB	0.81%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 83
3 years	$ 259
5 years	$ 450
10 years	$ 1,002

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2055).

The following disclosure replaces similar disclosure found in the "Investment Details" section under the heading "Principal Investment Strategies" on page 39.

The following table contains guidelines designed to help investors select an appropriate Fidelity Advisor Freedom Fund. The guidelines are based on the year in which the investor anticipates his or her retirement to begin and assume a retirement age of 67 and that the investor will withdraw the value of his or her account in the fund gradually after retirement.

Retirement Year	Fund
Retired before 2003	Fidelity Advisor Freedom Income Fund
2003 - 2007	Fidelity Advisor Freedom 2005 Fund
2008 - 2012	Fidelity Advisor Freedom 2010 Fund
2013 - 2017	Fidelity Advisor Freedom 2015 Fund
2018 - 2022	Fidelity Advisor Freedom 2020 Fund
2023 - 2027	Fidelity Advisor Freedom 2025 Fund
2028 - 2032	Fidelity Advisor Freedom 2030 Fund
2033 - 2037	Fidelity Advisor Freedom 2035 Fund
2038 - 2042	Fidelity Advisor Freedom 2040 Fund
2043 - 2047	Fidelity Advisor Freedom 2045 Fund
2048 - 2052	Fidelity Advisor Freedom 2050 Fund
2053 - 2057	Fidelity Advisor Freedom 2055 Fund

The following disclosure replaces similar disclosure found in the "Investment Details" section under the heading "Principal Investment Strategies" on page 41.

The following chart illustrates how each Fidelity Advisor Freedom Fund's approximate asset allocation among domestic equity funds, international equity funds, bond funds, and short-term funds is expected to change over time. The Fidelity Advisor Freedom Funds' actual target asset allocations may differ from this illustration.

When the target asset allocation of a Fidelity Advisor Freedom Fund with a target retirement date matches Fidelity Advisor Freedom Income Fund's target asset allocation (approximately 10 to 17 years after the fund's retirement date), the Board of Trustees may combine the fund with Fidelity Advisor Freedom Income Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Advisor Freedom Income Fund.

The following disclosure supplements the similar disclosure found in the "Investment Details" section under the heading "Domestic Equity Funds" beginning on page 41.

Fidelity Advisor Series Growth Opportunities Fund seeks capital appreciation.

The Adviser normally invests the fund's assets primarily in common stocks.

The Adviser invests the fund's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

The Adviser may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, the Adviser may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Advisor Series Small Cap Fund seeks long-term growth of capital.

The Adviser normally invests the fund's assets primarily in common stocks.

The Adviser normally invests at least 80% of the fund's assets in securities of companies with small market capitalizations. Although a universal definition of small market capitalization companies does not exist, for purposes of this fund, the Adviser generally defines small market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000® Index or the S&P SmallCap 600® Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. The size of the companies in each index changes with market conditions and the composition of the index.

The Adviser may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

The Adviser is not constrained by any particular investment style. At any given time, the Adviser may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, the Adviser may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Series 1000 Value Index Fund seeks to provide investment results that correspond to the total return of stocks of large capitalization United States companies.

Geode normally invests at least 80% of the fund's assets in common stocks included in the Russell 1000® Value Index. The Russell 1000 Value Index is a market capitalization-weighted index of those stocks of the 1,000 largest U.S. domiciled companies that exhibit value-oriented characteristics.

Companies with value characteristics tend to be companies with lower than average price/book (P/B), price/sales (P/S), or price/earnings (P/E) ratios. The stocks of these companies are often called "value" stocks.

A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. Companies whose capitalization falls below this level after purchase continue to be considered to have a large market capitalization. The size of the companies in an index changes with market conditions and the composition of the index.

The fund may not always hold all of the same securities as the Russell 1000 Value Index. Geode may use statistical sampling techniques to attempt to replicate the returns of the Russell 1000 Value Index. Statistical sampling techniques attempt to match the investment characteristics of the index and the fund by taking into account such factors as capitalization, industry exposures, dividend yield, P/E ratio, P/B ratio, and earnings growth.

The fund may not track the index perfectly because differences between the index and the fund's portfolio can cause differences in performance. In addition, expenses and transaction costs, the size and frequency of cash flows into and out of the fund, and differences between how and when the fund and the index are valued can cause differences in performance.

The fund may lend securities to broker-dealers or other institutions to earn income.

In addition to the principal investment strategies discussed above, Geode may also use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If Geode's strategies do not work as intended, the fund may not achieve its objective.

The following disclosure supplements the existing disclosure for Fidelity Advisor Series Equity-Income Fund found in the "Investment Details" section under the heading "Domestic Equity Funds" on page 42.

FMR may also use covered call options as tools in managing the fund's assets. By writing covered call options, FMR sells the option to buy a security held by the fund at a specified price in exchange for a premium.

The following disclosure replaces the similar disclosure for Fidelity Advisor Series Mega Cap Fund found in the "Investment Details" section under the heading "Domestic Equity Funds" on page 43.

Fidelity Advisor Series Growth & Income Fund seeks high total return through a combination of current income and capital appreciation.

FMR normally invests a majority of the fund's assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the fund's assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If FMR's strategies do not work as intended, the fund may not achieve its objective.